PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 9:-	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2020:

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2020	301	4,534	124	2,315	7,274
Disposals	-	-	(29)	-	(29)
Additions	20	241	73	445	779
Re-classified from RSU assets	-	-	-	144	144
Foreign currency translation	11	-	1	-	12

Balance as of December 31, 2020	332	4,775	169	2,904	8,180

Accumulated Depreciation

Balance as of January 1, 2020	175	2,606	60	2,129	4,970
Disposals	-	-	(29)	-	(29)
Additions	18	486	44	49	597
Foreign currency translation	11	-	1	-	12

Balance as of December 31, 2020	204	3,092	76	2,178	5,550

Depreciated cost
December 31, 2020	128	1,683	93	726	2,630

Balance as of December 31, 2019:

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2019	243	4,054	102	2,123	6,522
Disposals	-	-	(38)	-	(38)
Additions	60	480	60	192	792
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2019	301	4,534	124	2,315	7,274

Accumulated Depreciation

Balance as of January 1, 2019	161	2,153	70	2,118	4,502
Disposals	-	-	(38)	-	(38)
Additions	17	453	28	11	509
Foreign currency translation	(3)	-	-	-	(3)

Balance as of December 31, 2019	175	2,606	60	2,129	4,970

Depreciated cost
December 31, 2019	126	1,928	64	186	2,304